COMMITMENTS AND CONTINGENCIES (Details Narrative)				1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 24, 2021 USD ($) ft²	Jul. 26, 2021 USD ($) ft²	Jul. 10, 2020 USD ($) shares	Apr. 30, 2018 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of lease | ft²		40,000
Operating lease right of use asset	$ 4,980,104				$ 4,454,714		$ 4,689,931	$ 4,925,765
Operating lease liability	$ 4,980,104				5,085,159		5,239,812
Rentable space | ft²	30,000	30,000
Security deposit payment		$ 600,000			550,000		600,000	600,000
Accrued liabilities, current					275,277		453,023	618,093
Security deposit reduce amount		$ 50,000			50,000			$ (600,000)
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Annual salary				$ 249,260
Annual car allowance				$ 18,000
Percentage of gross revenue				1.00%
Compensation to be paid in addition to base salary in separation payments			$ 75,000		75,000
Payment under the separation agreement			747,788		$ 747,788
Lump sum payment owed under separation agreement									$ 124,631
Accrued liabilities, current							$ 228,673
Current life insurance			$ 1,200
Unvested options amount | shares			50,358
Value of unvested options exercisable			$ 95,127
Legal fees			$ 17,000